Advances for Vessel Acquisitions and Vessels under Construction (Tables)	6 Months Ended
Jun. 30, 2016
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessel Acquisition and Vessls under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2015	$74,243
Advances paid, including capitalized expenses and interest	123,560
Impairment loss	(9,927)
Transferred to vessel cost	(119,520)
Balance, December 31, 2015	$68,356
Advances paid, including capitalized expenses and interest	38,893
Transferred to vessel cost	(68,859)
Balance, June 30, 2016	$38,390